Note 1 - Organization and Summary of Significant Accounting Policies: Advertising (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Advertising	Advertising - Advertising and marketing expenses for the sixmonths ended February 28, 2015, and February 28, 2014,was $10,613and $2,776 respectively.